Bank Credit and Loans (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2017 USD ($) Integer $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Convertible loan, amount			$ 3,175	$ 3,175
Convertible loan and accrued interest maturity date			Aug. 31, 2016	Aug. 31, 2016
Repayments of controlling shareholder loan		$ 2,988
Accrued interest		$ 247
Debt instrument conversion price par value | $ / shares				$ 0.03
Discount rate percentage				5.00%
Beneficial conversion feature				$ (103)	$ (1,116)	$ (2,684)
Line of credit, maximum borrowing amounts				2,250
Line of credit, amounts utilized				0
Customers Guarantees [Member]
Line of credit, maximum borrowing amounts				500
Line of credit, amounts utilized				421
Investor [Member]
Debt instrument conversion price par value | $ / shares	$ 2.40
Beneficial conversion feature	$ (103)
Number of shares issued for loan conversion | shares	1,322,917
June 2016 Convertible Loan [Member]
Beneficial conversion feature				$ 123
Maximum [Member]
Debt instrument conversion price par value | $ / shares				$ 0.47
Investor [Member]
Debt conversion description				Convert the then remaining convertible loan amount into Ordinary shares, par value NIS 0.03, at a price per share equal to the lower of: (i) $2.40, or (ii) a five percent (5%) discount to the FMV (the average of the closing prices of the Company's Ordinary shares over the 5 consecutive trading days ending on the last trading day prior to the date of conversion), but in no event less than $0.47.
Debt instrument conversion consecutive trading days | Integer				5
LIBOR [Member]
Convertible loan bears interest rate				6.00%